Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Net
Property and equipment are stated at cost, less accumulated depreciation and are depreciated on a straight-line basis over their estimated useful lives as follows:

Machinery and equipment	2 - 7 years
Furniture and fixtures	3 years
Capitalized software and development costs	3 years
Leasehold improvements	Shorter of remaining lease term or 10 years